UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):  (  ) is a restatement.
                                   (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.
             ----------------------------

Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
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             West Conshohocken, PA 19428
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Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
         ------------------------------------------------------

Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
         ------------------------------------------------------

Phone:   610-684-8017
         ------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christian Szautner      Philadelphia, PA               August 6, 2009
----------------------      ------------------             --------------
(Signature)                 (City, State)                  (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-05508                   Aronson+Johnson+Ortiz LP

28-04441                   Westport Asset Management, Inc.

28-04097                   Shapiro Capital Management LLC

28-11450                   Mondrian Investment Partners Limited

28-03743                   Marathon Asset Management, LLP

28-04557                   Wellington Management Company, LLP

28-10835                   Brookfield Redding LLC

28-01399                   Southeastern Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             --

Form 13F Information Table Entry Total:      12
                                             --

Form 13F Information Table Value Total (in thousands):        $15,143
                                                              -------
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
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     Item 1:             Item 2:          Item 3:     Item 4:      Item 5:            Item 6:         Item 7:         Item 8:
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                                                                               Investment Discretion  Managers      Voting Auth.
                                                       Market                  ---------------------  --------      ------------
                                                       Value                   (a)      (b)     (c)              (a)    (b)    (c)
                                                        (in       Shares or    Sole   Shared   Shared            Sole  Shared  None
Name Of Issuer        Title of Class      CUSIP      thousands)  Principal Amt.----   Defined  Other             ----  ------  ----
--------------        --------------      -----      ----------  --------------       -------  -----
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
                      MSCI Emerging
iSHARES TRUST         Markets Index       464287234      3,242      100,600 SH  X                              100,600
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                      MSCI Emerging
iSHARES TRUST         Markets Index       464287234      1,099       34,100 SH           X                                    34,100
------------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST         MSCI EAFE Index     464287465         37          800 SH  X                                  800
------------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST         MSCI EAFE Index     464287465      1,040       22,700 SH           X                                    22,700
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                      Dow Jones US Real
iSHARES TRUST         Estate Index        464287739        441       13,600 SH           X                                    13,600
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PACIFIC RIM MINING
  CORP.               Common Stock        694915208          9       35,000 SH  X                               35,000
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                      iPath Dow Jones -
                      AIG Commodity
BARCLAYS BANK PLC     Index ETN           06738C778        542       14,600 SH           X                                    14,600
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                      S&P Global Energy
iSHARES TRUST         Sector Index        464287341      1,136       37,000 SH           X                                    37,000
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                      S&P Global
                      Materials Sector
iSHARES TRUST         Index               464288695        875       18,800 SH           X                                    18,800
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SELECT SECTOR SPDR    Energy Select
  TRUST               Sector Index        81369Y506        529       11,000 SH           X                                    11,000
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SPDR GOLD TRUST       Gold Shares         78463V107      1,012       11,100 SH           X                                    11,100
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                      iBoxx $ High Yield
iSHARES TRUST         Corporate Bond      464288513      5,181       65,000 SH  X                               65,000
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